Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Operating activities
Net loss for the year	$ (15,270,556)	$ (11,099,272)
Items not affecting cash:
Amortization	62,294	11,103
Foreign exchange (gain) loss	(113,105)	118,257
Gain on spin-out of mining interest	(4,766,412)	0
Shares issued for services	0	41,468
Share-based compensation	11,939,973	4,661,744
Changes in non-cash working capital items:
Accounts payable and accrued liabilities	8,831,707	985,631
Due to/from related party	(23,287)	(25,248)
Taxes receivable	(11,766,266)	(1,079,212)
Other receivable	(334,071)	0
Prepaid expenses	(2,739,541)	(7,651)
Net cash flows used in operating activities	(14,179,264)	(6,393,180)
Investing activities
Purchase of exploration and evaluation assets	(18,731,540)	0
Exploration and evaluation expenditures	(27,348,453)	(11,797,800)
Purchase of equipment	(280,478)	(73,125)
Expenditures on spin-out	(1,122,356)	0
Net cash flows used in investing activities	(47,482,827)	(11,870,925)
Financing activities
Cash proceeds of common shares issued net of issuance costs	68,857,632	32,542,817
Issuance of common shares - option exercise	545,930	759,470
Issuance of common shares - warrants exercise	3,342,526	1,776,180
Net cash flows provided by financing activities	72,746,088	35,078,467
Increase in cash and cash equivalents	11,083,997	16,814,362
Cash and cash equivalents, beginning of year	19,398,272	2,583,910
Cash and cash equivalents, end of year	$ 30,482,269	$ 19,398,272